Annual Total Returns - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO (SERVICE) [BarChart] - Service - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(3.32%)	[1]
Annual Return 2012	10.41%
Annual Return 2013	46.43%
Annual Return 2014	5.84%
Annual Return 2015	6.49%
Annual Return 2016	2.86%
Annual Return 2017	34.40%
Annual Return 2018	2.60%
Annual Return 2019	35.90%
Annual Return 2020	45.72%

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal year ended September 30, 2011 in settlement of litigation.